S000001261 [Member] Expense Example - U.S. GOVERNMENT FUND - U.S. GOVERNMENT FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	$ 946